Cost of Sales - Disclosure of production costs (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Analysis of income and expense [abstract]
Labour costs, including contractors	R 21,333	R 19,760	R 19,350
Consumables	10,101	9,982	8,581
Water and electricity	7,633	6,342	6,009
Insurance	293	551	230
Transportation	517	281	185
Change in inventory	(487)	(11)	21
Capitalisation of mine development costs	(2,315)	(2,349)	(2,576)
Stripping activities	(892)	(1,514)	(1,096)
Royalty expense - regulatory	1,277	652	360
Other	1,463	1,172	2,035
Production costs	R 38,923	R 34,866	R 33,099